GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 95.3%
Automobiles & Components — 1.0%
BorgWarner, Inc.(a)	351	$15,226
General Motors Co.	3,632	132,931
Harley-Davidson, Inc.	274	10,190

		158,347

Banks — 0.8%
JPMorgan Chase & Co.	513	71,512
US Bancorp	1,002	59,409

		130,921

Capital Goods — 18.7%
3M Co.(a)	1,253	221,054
Allegion PLC (Ireland)	128	15,941
AMETEK, Inc.	51	5,087
Arconic, Inc.	1,195	36,770
Caterpillar, Inc.	616	90,971
Cummins, Inc.	733	131,178
Dover Corp.	421	48,524
Eaton Corp. PLC (Ireland)	1,964	186,030
Emerson Electric Co.	2,003	152,749
Fortune Brands Home & Security, Inc.	415	27,116
Honeywell International, Inc.(a)	1,839	325,503
Illinois Tool Works, Inc.(a)	592	106,341
Ingersoll-Rand PLC (Ireland)	642	85,335
Jacobs Engineering Group, Inc.(a)	601	53,988
Johnson Controls International PLC (Ireland)	3,868	157,466
L3Harris Technologies, Inc.(a)	444	87,854
Lockheed Martin Corp.(a)	1,148	447,008
Masco Corp.	914	43,863
Northrop Grumman Corp.	491	168,889
Parker-Hannifin Corp.(a)	144	29,638
Pentair PLC (Ireland)	504	23,118
Raytheon Co.	634	139,315
TransDigm Group, Inc.	181	101,360
United Technologies Corp.(a)	2,335	349,690
Westinghouse Air Brake Technologies Corp.	574	44,657

		3,079,445

Commercial & Professional Services — 0.5%
Cintas Corp.	295	79,379
Robert Half International, Inc.	9	568
Waste Management, Inc.	4	456

		80,403

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 0.8%
Hanesbrands, Inc.	1,082	$16,068
Leggett & Platt, Inc.	394	20,027
Mohawk Industries, Inc.*	213	29,049
Newell Brands, Inc.	1,262	24,256
PVH Corp.(a)	225	23,659
Whirlpool Corp.	188	27,736

		140,795

Consumer Services — 0.7%
Hilton Worldwide Holdings, Inc.	185	20,518
McDonald’s Corp.	357	70,547
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	480	28,037

		119,102

Diversified Financials — 5.8%
American Express Co.	849	105,692
Berkshire Hathaway, Inc., Class B*	256	57,984
BlackRock, Inc.(a)	607	305,139
Discover Financial Services	1,423	120,699
Franklin Resources, Inc.	42	1,091
Invesco Ltd. (Bermuda)	155	2,787
Moody’s Corp.(a)	357	84,755
Nasdaq, Inc.(a)	640	68,544
S&P Global, Inc.(a)	680	185,674
T Rowe Price Group, Inc.	123	14,986

		947,351

Energy — 4.2%
Apache Corp.	856	21,905
Chevron Corp.(a)	2,233	269,099
ConocoPhillips	237	15,412
Devon Energy Corp.	42	1,091
Helmerich & Payne, Inc.	7	318
HollyFrontier Corp.	11	558
Marathon Petroleum Corp.(a)	2,077	125,139
Phillips 66	1,306	145,501
TechnipFMC PLC (United Kingdom)	1,370	29,373
Valero Energy Corp.(a)	874	81,850

		690,246

Food & Staples Retailing — 1.3%
Walmart, Inc.(a)	1,807	214,744

Food, Beverage & Tobacco — 8.1%
Altria Group, Inc.	205	10,232
Campbell Soup Co.	564	27,873
Coca-Cola Co. (The)(a)	2,460	136,161

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.(a)	2,708	$145,040
Hershey Co. (The)	914	134,340
Kellogg Co.(a)	1,173	81,125
Kraft Heinz Co. (The)	234	7,518
McCormick & Co., Inc., non-voting shares(a)	335	56,860
Molson Coors Beverage Co., Class B	647	34,873
Mondelez International, Inc., Class A(a)	4,050	223,074
PepsiCo, Inc.(a)	1,807	246,963
Philip Morris International, Inc.(a)	2,758	234,678

		1,338,737

Health Care Equipment & Services — 5.2%
AmerisourceBergen Corp.(a)	80	6,802
Centene Corp.*	40	2,515
CVS Health Corp.(a)	5,727	425,459
DaVita, Inc.(a)*	729	54,697
Henry Schein, Inc.(a)*	458	30,558
Humana, Inc.(a)	218	79,901
McKesson Corp.(a)	250	34,580
Medtronic PLC (Ireland)	381	43,224
Quest Diagnostics, Inc.(a)	589	62,899
UnitedHealth Group, Inc.(a)	280	82,314
Universal Health Services, Inc., Class B(a)	215	30,844
WellCare Health Plans, Inc.*	1	330

		854,123

Household & Personal Products — 1.3%
Colgate-Palmolive Co.(a)	1,113	76,619
Kimberly-Clark Corp.	303	41,678
Procter & Gamble Co. (The)(a)	730	91,177

		209,474

Insurance — 3.5%
Aflac, Inc.	244	12,908
Allstate Corp. (The)(a)	392	44,080
Assurant, Inc.(a)	223	29,231
Chubb Ltd. (Switzerland)	86	13,387
Cincinnati Financial Corp.(a)	724	76,129
Globe Life, Inc.	268	28,207
Hartford Financial Services Group, Inc. (The)(a)	1,289	78,333
Marsh & McLennan Cos., Inc.(a)	1,790	199,424
Progressive Corp. (The)	24	1,737
Travelers Cos., Inc. (The)	632	86,552

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
WR Berkley Corp.	129	$8,914

		578,902

Materials — 5.1%
Avery Dennison Corp.(a)	397	51,936
Ball Corp.	431	27,873
Celanese Corp.	370	45,554
CF Industries Holdings, Inc.(a)	754	35,996
DuPont de Nemours, Inc.	698	44,812
Eastman Chemical Co.	331	26,235
FMC Corp.(a)	526	52,505
International Paper Co.	44	2,026
Linde PLC (Ireland)	880	187,352
LyondellBasell Industries NV, Class A (Netherlands)	767	72,466
Mosaic Co. (The)	1,127	24,388
Nucor Corp.	25	1,407
Packaging Corp. of America(a)	429	48,044
PPG Industries, Inc.	705	94,110
Sherwin-Williams Co. (The)	144	84,030
Westrock Co.	828	35,529

		834,263

Media & Entertainment — 4.1%
Charter Communications, Inc., Class A(a)*	494	239,630
Comcast Corp., Class A(a)	7,187	323,199
DISH Network Corp., Class A(a)*	548	19,438
Fox Corp., Class A	63	2,335
Interpublic Group of Cos., Inc. (The)	1,161	26,819
Omnicom Group, Inc.(a)	716	58,010

		669,431

Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
Alexion Pharmaceuticals, Inc.*	587	63,484
Amgen, Inc.	392	94,499
Bristol-Myers Squibb Co.(a)	8,203	526,550
Gilead Sciences, Inc.(a)	1,105	71,803
Johnson & Johnson	239	34,863
Merck & Co., Inc.(a)	2,859	260,026
Mylan NV (Netherlands)*	1,544	31,034
Pfizer, Inc.	3,615	141,636

		1,223,895

Real Estate — 1.7%
CBRE Group, Inc., Class A*	626	38,368
Duke Realty Corp., REIT(a)	27	936

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (Continued)
Equity Residential, REIT	138	$11,167
Mid-America Apartment Communities, Inc., REIT	285	37,580
Prologis, Inc., REIT(a)	1,860	165,800
UDR, Inc., REIT(a)	149	6,958
Welltower, Inc., REIT(a)	145	11,858

		272,667

Retailing — 7.8%
AutoZone, Inc.*	103	122,705
Best Buy Co., Inc.	104	9,131
Booking Holdings, Inc.*	52	106,794
Dollar General Corp.	642	100,139
eBay, Inc.(a)	4,391	158,559
Expedia Group, Inc.	54	5,840
Gap, Inc. (The)	1,204	21,287
Genuine Parts Co.	494	52,478
Home Depot, Inc. (The)(a)	1,768	386,096
Kohl’s Corp.	129	6,573
LKQ Corp.*	74	2,642
Ross Stores, Inc.	115	13,388
Target Corp.(a)	2,237	286,806
TJX Cos., Inc. (The)	89	5,434
Tractor Supply Co.	8	748

		1,278,620

Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials, Inc.(a)	2,709	165,357
KLA Corp.	469	83,562
Qorvo, Inc.*	411	47,771

		296,690

Software & Services — 4.7%
Accenture PLC, Class A (Ireland)	1,994	419,877
FleetCor Technologies, Inc.(a)*	178	51,214
International Business Machines Corp.(a)	749	100,396
Leidos Holdings, Inc.(a)	639	62,552
Microsoft Corp.	49	7,727
Oracle Corp.(a)	1,577	83,549
Western Union Co. (The)(a)	2,023	54,176

		779,491

Technology Hardware & Equipment — 3.2%
Amphenol Corp., Class A	2	216
Apple, Inc.(a)	780	229,047
Cisco Systems, Inc.	2,828	135,631

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
F5 Networks, Inc.*	64	$8,938
FLIR Systems, Inc.	18	937
NetApp, Inc.	5	311
TE Connectivity Ltd. (Switzerland)	1,488	142,610
Xerox Holdings Corp.	131	4,830

		522,520

Telecommunication Services — 3.9%
AT&T, Inc.(a)	12,574	491,392
Verizon Communications, Inc.(a)	2,416	148,342

		639,734

Transportation — 2.9%
Alaska Air Group, Inc.	545	36,924
American Airlines Group, Inc.	137	3,929
CSX Corp.	1,694	122,578
Delta Air Lines, Inc.(a)	2,312	135,206
Kansas City Southern	42	6,433
Southwest Airlines Co.	1,872	101,051
United Airlines Holdings, Inc.*	760	66,948

		473,069

Utilities — 0.8%
Evergy, Inc.	544	35,409
Southern Co. (The)	1,566	99,754

		135,163

TOTAL COMMON STOCKS (Cost $13,624,552)		15,668,133

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		777,354

NET ASSETS - 100.0%		$16,445,487

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Over-the-counter total return swaps outstanding as of December 31, 2019.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on September 6, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 35.2% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2019:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Long

Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	572	$24,201	$24,813	$858
General Motors Co.	Morgan Stanley	1,837	66,678	67,234	1,356
Harley-Davidson, Inc.	Morgan Stanley	406	15,456	15,099	(109)

		2,815	106,335	107,146	2,105

Banks
JPMorgan Chase & Co.	Morgan Stanley	174	23,034	24,256	1,363
US Bancorp	Morgan Stanley	431	25,526	25,554	357

		605	48,560	49,810	1,720

Capital Goods
3M Co.	Morgan Stanley	544	89,529	95,972	8,256
Allegion PLC (Ireland)	Morgan Stanley	288	33,283	35,867	2,867
AMETEK, Inc.	Morgan Stanley	976	92,826	97,346	5,227
Arconic, Inc.	Morgan Stanley	693	21,292	21,324	162
Caterpillar, Inc.	Morgan Stanley	350	50,175	51,688	1,821
Dover Corp.	Morgan Stanley	243	24,798	28,008	3,481
Emerson Electric Co.	Morgan Stanley	750	55,160	57,195	2,749
Fortune Brands Home & Security, Inc.	Morgan Stanley	208	12,684	13,591	1,031
Honeywell International, Inc.	Morgan Stanley	825	138,543	146,025	9,017
Illinois Tool Works, Inc.	Morgan Stanley	156	24,120	28,022	4,259
Ingersoll-Rand PLC (Ireland)	Morgan Stanley	431	54,881	57,289	2,973
Jacobs Engineering Group, Inc.	Morgan Stanley	9	818	808	(4)
Lockheed Martin Corp.	Morgan Stanley	47	17,925	18,301	593
Masco Corp.	Morgan Stanley	358	16,409	17,180	872
Northrop Grumman Corp.	Morgan Stanley	238	82,862	81,865	(211)
Pentair PLC (Ireland)	Morgan Stanley	249	10,374	11,422	1,111
Raytheon Co.	Morgan Stanley	294	62,814	64,604	2,175
TransDigm Group, Inc.	Morgan Stanley	55	31,255	30,800	1,524
United Technologies Corp.	Morgan Stanley	994	141,914	148,861	8,456
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	283	22,001	22,017	185

		7,991	983,663	1,028,185	56,544

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	133	35,870	35,788	137

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Commercial & Professional Services — (continued)
Robert Half International, Inc.	Morgan Stanley	545	$30,690	$34,417	$4,084

		678	66,560	70,205	4,221

Consumer Durables & Apparel
Hanesbrands, Inc.	Morgan Stanley	535	8,399	7,945	(322)
Leggett & Platt, Inc.	Morgan Stanley	194	9,968	9,861	32
Mohawk Industries, Inc.	Morgan Stanley	108	15,579	14,729	(755)
Newell Brands, Inc.	Morgan Stanley	633	12,834	12,166	(443)
PVH Corp.	Morgan Stanley	104	10,410	10,936	590
Whirlpool Corp.	Morgan Stanley	93	14,939	13,720	(1,015)

		1,667	72,129	69,357	(1,913)

Consumer Services
Hilton Worldwide Holdings, Inc.	Morgan Stanley	78	8,708	8,651	(4)
McDonald’s Corp.	Morgan Stanley	149	28,923	29,444	787
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	465	24,154	27,161	3,155

		692	61,785	65,256	3,938

Diversified Financials
American Express Co.	Morgan Stanley	277	32,995	34,484	1,691
Berkshire Hathaway, Inc., Class B	Morgan Stanley	337	71,444	76,331	5,325
BlackRock, Inc.	Morgan Stanley	90	38,964	45,243	6,815
Franklin Resources, Inc.	Morgan Stanley	2,220	59,801	57,676	(588)
Invesco Ltd. (Bermuda)	Morgan Stanley	1,871	29,984	33,641	4,419
Moody’s Corp.	Morgan Stanley	487	103,633	115,619	12,866
Nasdaq, Inc.	Morgan Stanley	102	10,156	10,924	878
S&P Global, Inc.	Morgan Stanley	3	715	819	110
T Rowe Price Group, Inc.	Morgan Stanley	983	116,918	119,769	4,316

		6,370	464,610	494,506	35,832

Energy
Apache Corp.	Morgan Stanley	799	18,881	20,446	1,681
Chevron Corp.	Morgan Stanley	1,088	127,867	131,115	5,327
ConocoPhillips	Morgan Stanley	3,409	190,236	221,687	34,030
Devon Energy Corp.	Morgan Stanley	2,184	50,996	56,718	6,428
Helmerich & Payne, Inc.	Morgan Stanley	483	18,588	21,943	3,811
HollyFrontier Corp.	Morgan Stanley	784	39,992	39,757	285
Marathon Petroleum Corp.	Morgan Stanley	831	54,563	50,068	(3,720)
Phillips 66	Morgan Stanley	673	79,611	74,979	(3,538)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	629	14,819	13,486	(1,160)

		10,880	595,553	630,199	43,144

Food & Staples Retailing
Sysco Corp.	Morgan Stanley	1,856	145,288	158,762	15,090
Walgreens Boots Alliance, Inc.	Morgan Stanley	4,171	227,744	245,922	21,484
Walmart, Inc.	Morgan Stanley	157	18,709	18,658	134

		6,184	391,741	423,342	36,708

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	8,147	$352,955	$406,617	$67,614
Archer-Daniels-Midland Co.	Morgan Stanley	2,490	107,576	115,412	9,368
Campbell Soup Co.	Morgan Stanley	690	33,217	34,100	1,087
Coca-Cola Co. (The)	Morgan Stanley	1,075	58,039	59,501	2,233
Kellogg Co.	Morgan Stanley	264	17,345	18,258	1,071
Kraft Heinz Co. (The)	Morgan Stanley	5,239	142,951	168,329	28,352
Molson Coors Beverage Co., Class B	Morgan Stanley	320	17,124	17,248	412
Mondelez International, Inc., Class A	Morgan Stanley	637	34,259	35,086	1,302
PepsiCo, Inc.	Morgan Stanley	259	35,292	35,398	459
Philip Morris International, Inc.	Morgan Stanley	619	48,684	52,671	5,108

		19,740	847,442	942,620	117,006

Health Care Equipment & Services
Centene Corp.	Morgan Stanley	1,810	83,035	113,795	31,269
CVS Health Corp.	Morgan Stanley	48	3,011	3,566	597
DaVita, Inc.	Morgan Stanley	9	520	675	158
Henry Schein, Inc.	Morgan Stanley	1	62	67	5
Humana, Inc.	Morgan Stanley	4	1,137	1,466	338
Quest Diagnostics, Inc.	Morgan Stanley	17	1,784	1,815	51
UnitedHealth Group, Inc.	Morgan Stanley	55	11,904	16,169	4,397
Universal Health Services, Inc., Class B	Morgan Stanley	147	22,206	21,089	(952)
WellCare Health Plans, Inc.	Morgan Stanley	4	1,270	1,321	83

		2,095	124,929	159,963	35,946

Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	2,016	142,225	138,781	(1,745)
Kimberly-Clark Corp.	Morgan Stanley	437	58,085	60,109	2,776
Procter & Gamble Co. (The)	Morgan Stanley	145	18,164	18,111	58

		2,598	218,474	217,001	1,089

Insurance
Allstate Corp. (The)	Morgan Stanley	2	221	225	5
Assurant, Inc.	Morgan Stanley	53	6,730	6,947	292
Chubb Ltd. (Switzerland)	Morgan Stanley	29	4,366	4,514	216
Cincinnati Financial Corp.	Morgan Stanley	8	911	841	(60)
Globe Life, Inc.	Morgan Stanley	181	18,136	19,050	1,026
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	326	19,010	19,811	1,016
Marsh & McLennan Cos., Inc.	Morgan Stanley	469	48,368	52,251	4,180
Progressive Corp. (The)	Morgan Stanley	1	69	72	3
Travelers Cos., Inc. (The)	Morgan Stanley	401	56,358	54,917	(815)
WR Berkley Corp.	Morgan Stanley	89	6,194	6,150	(6)

		1,559	160,363	164,778	5,857

Materials
Ball Corp.	Morgan Stanley	1,042	70,127	67,386	(2,154)
Celanese Corp.	Morgan Stanley	174	21,383	21,423	217
CF Industries Holdings, Inc.	Morgan Stanley	108	5,192	5,156	20

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Materials — (continued)
DuPont de Nemours, Inc.	Morgan Stanley	2,655	$183,787	$170,451	$(11,411)
Eastman Chemical Co.	Morgan Stanley	231	18,071	18,309	487
FMC Corp.	Morgan Stanley	60	5,411	5,989	660
International Paper Co.	Morgan Stanley	1,804	71,132	83,074	13,304
Linde PLC (Ireland)	Morgan Stanley	32	6,595	6,813	265
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	660	63,812	62,357	(370)
Mosaic Co. (The)	Morgan Stanley	574	12,000	12,421	523
Nucor Corp.	Morgan Stanley	11	616	619	5
PPG Industries, Inc.	Morgan Stanley	352	43,857	46,988	3,580
Sherwin-Williams Co. (The)	Morgan Stanley	67	38,604	39,097	758
Westrock Co.	Morgan Stanley	323	11,818	13,860	2,264

		8,093	552,405	553,943	8,148

Media & Entertainment
Charter Communications, Inc., Class A	Morgan Stanley	127	58,705	61,605	3,261
Comcast Corp., Class A	Morgan Stanley	1,202	53,222	54,054	1,159
Fox Corp., Class A	Morgan Stanley	2,721	93,040	100,867	8,399
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	569	12,244	13,144	1,109
Omnicom Group, Inc.	Morgan Stanley	261	20,240	21,146	1,365

		4,880	237,451	250,816	15,293

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	403	42,236	43,584	1,608
Amgen, Inc.	Morgan Stanley	683	149,419	164,651	17,052
Biogen, Inc.	Morgan Stanley	845	192,343	250,737	59,575
Bristol-Myers Squibb Co.	Morgan Stanley	661	32,058	42,430	10,836
Gilead Sciences, Inc.	Morgan Stanley	137	8,542	8,902	492
Johnson & Johnson	Morgan Stanley	643	83,565	93,794	11,280
Mylan NV (Netherlands)	Morgan Stanley	765	13,222	15,377	2,235
Pfizer, Inc.	Morgan Stanley	2,329	85,980	91,250	6,099

		6,466	607,365	710,725	109,177

Real Estate
CBRE Group, Inc., Class A	Morgan Stanley	877	48,492	53,751	5,557
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	222	30,074	29,273	(608)
Prologis, Inc., REIT	Morgan Stanley	553	47,944	49,294	1,903
UDR, Inc., REIT	Morgan Stanley	26	1,202	1,214	20

		1,678	127,712	133,532	6,872

Retailing
Amazon.com, Inc.	Morgan Stanley	4	7,357	7,391	79
AutoZone, Inc.	Morgan Stanley	5	5,614	5,957	377
Best Buy Co., Inc.	Morgan Stanley	126	10,965	11,063	156
Booking Holdings, Inc.	Morgan Stanley	94	174,501	193,051	20,366
Expedia Group, Inc.	Morgan Stanley	27	2,934	2,920	4
Gap, Inc. (The)	Morgan Stanley	439	7,520	7,762	288

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing — (continued)
Genuine Parts Co.	Morgan Stanley	157	$16,273	$16,678	$625
Kohl’s Corp.	Morgan Stanley	559	27,106	28,481	2,251
LKQ Corp.	Morgan Stanley	1,315	35,425	46,946	11,738
Tractor Supply Co.	Morgan Stanley	6	556	561	7

		2,732	288,251	320,810	35,891

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	26	1,580	1,587	17
KLA Corp.	Morgan Stanley	215	36,933	38,307	1,783
Qorvo, Inc.	Morgan Stanley	84	6,494	9,763	3,309

		325	45,007	49,657	5,109

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	24	5,049	5,054	36
Alliance Data Systems Corp.	Morgan Stanley	228	28,716	25,582	(2,815)
International Business Machines Corp.	Morgan Stanley	160	21,519	21,446	58
Leidos Holdings, Inc.	Morgan Stanley	7	599	685	92
Microsoft Corp.	Morgan Stanley	25	3,934	3,943	33
Oracle Corp.	Morgan Stanley	4,327	229,990	229,244	1,710

		4,771	289,807	285,954	(886)

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	162	45,807	47,571	2,045
Cisco Systems, Inc.	Morgan Stanley	7,591	367,100	364,064	1,452
F5 Networks, Inc.	Morgan Stanley	43	5,960	6,005	82
FLIR Systems, Inc.	Morgan Stanley	7	364	364	3
HP, Inc.	Morgan Stanley	7,221	137,781	148,392	12,761
NetApp, Inc.	Morgan Stanley	1	51	62	12
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	11	1,011	1,054	55
Xerox Holdings Corp.	Morgan Stanley	988	30,450	36,428	6,658

		16,024	588,524	603,940	23,068

Telecommunication Services
Verizon Communications, Inc.	Morgan Stanley	3,555	213,147	218,277	8,366

Transportation
Alaska Air Group, Inc.	Morgan Stanley	8	506	542	42
American Airlines Group, Inc.	Morgan Stanley	43	1,248	1,233	(8)
CSX Corp.	Morgan Stanley	722	49,630	52,244	3,051
Delta Air Lines, Inc.	Morgan Stanley	594	34,508	34,737	680
Kansas City Southern	Morgan Stanley	23	3,511	3,523	42
Southwest Airlines Co.	Morgan Stanley	539	28,156	29,095	1,209
United Airlines Holdings, Inc.	Morgan Stanley	377	33,987	33,210	(568)

		2,306	151,546	154,584	4,448

Utilities
Evergy, Inc.	Morgan Stanley	401	25,338	26,101	978
NRG Energy, Inc.	Morgan Stanley	1,371	52,783	54,497	2,079

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Utilities — (continued)
Southern Co. (The)	Morgan Stanley	794	$50,265	$50,578	$622

		2,566	128,386	131,176	3,679

Total Reference Entity — Long			7,371,745	7,835,782	561,362

Short

Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(665)	(59,879)	(63,155)	(3,579)

Banks
Citizens Financial Group, Inc.	Morgan Stanley	(705)	(26,531)	(28,630)	(2,345)
Comerica, Inc.	Morgan Stanley	(388)	(25,459)	(27,839)	(2,707)
Huntington Bancshares, Inc.	Morgan Stanley	(2,457)	(36,365)	(37,052)	(1,464)
KeyCorp.	Morgan Stanley	(1,786)	(32,682)	(36,149)	(4,580)
M&T Bank Corp.	Morgan Stanley	(31)	(5,254)	(5,262)	(22)
Regions Financial Corp.	Morgan Stanley	(2,599)	(42,442)	(44,599)	(2,670)
SVB Financial Group	Morgan Stanley	(15)	(3,284)	(3,766)	(807)
Wells Fargo & Co.	Morgan Stanley	(1,214)	(65,528)	(65,313)	1
Zions Bancorp NA	Morgan Stanley	(405)	(18,132)	(21,028)	(3,232)

		(9,600)	(255,677)	(269,638)	(17,826)

Capital Goods
Boeing Co. (The)	Morgan Stanley	(836)	(314,200)	(272,335)	39,343
Fastenal Co.	Morgan Stanley	(1,489)	(49,561)	(55,019)	(5,914)
Flowserve Corp.	Morgan Stanley	(321)	(15,581)	(15,976)	(557)
General Electric Co.	Morgan Stanley	(20,898)	(200,773)	(233,222)	(33,166)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(107)	(23,328)	(26,844)	(3,687)
Quanta Services, Inc.	Morgan Stanley	(375)	(14,319)	(15,266)	(1,018)
Roper Technologies, Inc.	Morgan Stanley	(121)	(42,304)	(42,862)	(867)
Textron, Inc.	Morgan Stanley	(592)	(29,140)	(26,403)	2,649

		(24,739)	(689,206)	(687,927)	(3,217)

Commercial & Professional Services
Republic Services, Inc.	Morgan Stanley	(23)	(2,018)	(2,061)	(58)
Rollins, Inc.	Morgan Stanley	(865)	(29,877)	(28,683)	982

		(888)	(31,895)	(30,744)	924

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(393)	(12,582)	(14,993)	(2,444)
Hasbro, Inc.	Morgan Stanley	(327)	(39,138)	(34,534)	4,279
NIKE, Inc., Class B	Morgan Stanley	(1,117)	(107,698)	(113,163)	(5,891)
NVR, Inc.	Morgan Stanley	(10)	(36,587)	(38,084)	(1,592)
PulteGroup, Inc.	Morgan Stanley	(702)	(25,614)	(27,238)	(1,820)
Ralph Lauren Corp.	Morgan Stanley	(182)	(20,533)	(21,334)	(980)
Tapestry, Inc.	Morgan Stanley	(745)	(19,255)	(20,093)	(1,139)
Under Armour, Inc., Class C	Morgan Stanley	(1,171)	(22,282)	(22,460)	(236)
VF Corp.	Morgan Stanley	(1,030)	(87,116)	(102,650)	(16,255)

		(5,677)	(370,805)	(394,549)	(26,078)

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(607)	$(31,055)	$(30,854)	$120
Chipotle Mexican Grill, Inc.	Morgan Stanley	(72)	(58,512)	(60,272)	(1,912)
Darden Restaurants, Inc.	Morgan Stanley	(292)	(32,840)	(31,831)	923
Las Vegas Sands Corp.	Morgan Stanley	(1,337)	(73,758)	(92,306)	(19,772)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(552)	(63,386)	(73,697)	(11,337)
Wynn Resorts Ltd.	Morgan Stanley	(287)	(33,591)	(39,856)	(6,640)

		(3,147)	(293,142)	(328,816)	(38,618)

Diversified Financials
Cboe Global Markets, Inc.	Morgan Stanley	(294)	(34,898)	(35,280)	(579)
Charles Schwab Corp. (The)	Morgan Stanley	(1,658)	(74,524)	(78,854)	(5,145)
CME Group, Inc.	Morgan Stanley	(350)	(74,478)	(70,252)	2,856
E*TRADE Financial Corp.	Morgan Stanley	(622)	(28,106)	(28,220)	(275)
Goldman Sachs Group, Inc. (The)	Morgan Stanley	(18)	(4,167)	(4,139)	54
State Street Corp.	Morgan Stanley	(954)	(55,449)	(75,461)	(20,690)

		(3,896)	(271,622)	(292,206)	(23,779)

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(1,056)	(19,545)	(18,385)	1,004
Cimarex Energy Co.	Morgan Stanley	(263)	(12,605)	(13,805)	(1,285)
Concho Resources, Inc.	Morgan Stanley	(529)	(38,913)	(46,325)	(7,579)
Diamondback Energy, Inc.	Morgan Stanley	(425)	(41,026)	(39,466)	1,374
EOG Resources, Inc.	Morgan Stanley	(1,458)	(115,755)	(122,122)	(7,087)
Exxon Mobil Corp.	Morgan Stanley	(3,429)	(248,453)	(239,276)	5,769
Halliburton Co.	Morgan Stanley	(271)	(6,667)	(6,631)	(434)
Hess Corp.	Morgan Stanley	(790)	(49,942)	(52,780)	(3,170)
Kinder Morgan, Inc.	Morgan Stanley	(2,328)	(48,442)	(49,284)	(968)
Marathon Oil Corp.	Morgan Stanley	(2,088)	(24,275)	(28,355)	(4,248)
National Oilwell Varco, Inc.	Morgan Stanley	(999)	(22,848)	(25,025)	(2,286)
Noble Energy, Inc.	Morgan Stanley	(1,278)	(32,001)	(31,746)	19
Occidental Petroleum Corp.	Morgan Stanley	(2,313)	(97,511)	(95,319)	111
ONEOK, Inc.	Morgan Stanley	(1,086)	(78,007)	(82,178)	(5,367)
Pioneer Natural Resources Co.	Morgan Stanley	(434)	(58,728)	(65,694)	(7,500)
Schlumberger Ltd. (Curacao)	Morgan Stanley	(3,543)	(121,359)	(142,428)	(23,509)
Williams Cos., Inc. (The)	Morgan Stanley	(3,145)	(77,619)	(74,599)	1,623

		(25,435)	(1,093,696)	(1,133,418)	(53,533)

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	(9)	(2,638)	(2,645)	(14)
Kroger Co. (The)	Morgan Stanley	(1,936)	(53,512)	(56,125)	(2,752)

		(1,945)	(56,150)	(58,770)	(2,766)

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(1,271)	(79,861)	(85,920)	(6,488)
Hormel Foods Corp.	Morgan Stanley	(1,387)	(59,609)	(62,568)	(3,404)

		(2,658)	(139,470)	(148,488)	(9,892)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(2,177)	(185,338)	(189,094)	(4,985)

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services — (continued)
ABIOMED, Inc.	Morgan Stanley	(118)	$(21,996)	$(20,130)	$1,809
Align Technology, Inc.	Morgan Stanley	(207)	(36,795)	(57,761)	(21,062)
Baxter International, Inc.	Morgan Stanley	(1,325)	(118,432)	(110,797)	7,035
Becton Dickinson and Co.	Morgan Stanley	(141)	(37,010)	(38,348)	(2,318)
Boston Scientific Corp.	Morgan Stanley	(3,654)	(156,852)	(165,234)	(8,790)
Cardinal Health, Inc.	Morgan Stanley	(701)	(35,742)	(35,457)	(144)
Cerner Corp.	Morgan Stanley	(852)	(57,805)	(62,528)	(5,175)
Cooper Cos., Inc. (The)	Morgan Stanley	(129)	(38,866)	(41,446)	(2,681)
DENTSPLY SIRONA, Inc.	Morgan Stanley	(582)	(30,144)	(32,935)	(2,985)
Edwards Lifesciences Corp.	Morgan Stanley	(301)	(68,908)	(70,220)	(1,491)
Hologic, Inc.	Morgan Stanley	(493)	(24,512)	(25,740)	(1,411)
IDEXX Laboratories, Inc.	Morgan Stanley	(228)	(65,771)	(59,538)	6,062
Intuitive Surgical, Inc.	Morgan Stanley	(298)	(156,034)	(176,163)	(20,535)
ResMed, Inc.	Morgan Stanley	(20)	(3,009)	(3,099)	(419)
STERIS PLC (Ireland)	Morgan Stanley	(202)	(30,638)	(30,789)	(231)
Stryker Corp.	Morgan Stanley	(112)	(24,379)	(23,513)	689
Teleflex, Inc.	Morgan Stanley	(120)	(42,659)	(45,173)	(2,666)
Varian Medical Systems, Inc.	Morgan Stanley	(231)	(29,016)	(32,804)	(3,864)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(532)	(73,912)	(79,630)	(6,165)

		(12,423)	(1,237,818)	(1,300,399)	(69,327)

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(1,983)	(21,093)	(22,309)	(1,519)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(948)	(178,601)	(195,800)	(18,119)

		(2,931)	(199,694)	(218,109)	(19,638)

Insurance
Arthur J Gallagher & Co.	Morgan Stanley	(467)	(42,555)	(44,472)	(2,252)
Principal Financial Group, Inc.	Morgan Stanley	(496)	(27,484)	(27,280)	(142)
Prudential Financial, Inc.	Morgan Stanley	(895)	(82,422)	(83,897)	(2,680)
Unum Group	Morgan Stanley	(544)	(16,178)	(15,863)	118
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(332)	(62,024)	(67,044)	(5,397)

		(2,734)	(230,663)	(238,556)	(10,353)

Materials
Albemarle Corp.	Morgan Stanley	(280)	(19,398)	(20,451)	(1,206)
Corteva, Inc.	Morgan Stanley	(1,944)	(58,396)	(57,465)	527
Dow, Inc.	Morgan Stanley	(1,542)	(83,774)	(84,394)	(2,416)
Freeport-McMoRan, Inc.	Morgan Stanley	(3,770)	(40,485)	(49,462)	(9,271)
Newmont Goldcorp Corp.	Morgan Stanley	(2,129)	(82,260)	(92,505)	(10,787)
Sealed Air Corp.	Morgan Stanley	(139)	(5,530)	(5,536)	(21)
Vulcan Materials Co.	Morgan Stanley	(149)	(21,468)	(21,454)	(55)

		(9,953)	(311,311)	(331,267)	(23,229)

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	(1,989)	(109,170)	(118,186)	(9,301)
Electronic Arts, Inc.	Morgan Stanley	(768)	(75,477)	(82,568)	(7,287)
Live Nation Entertainment, Inc.	Morgan Stanley	(511)	(36,199)	(36,521)	(416)

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Media & Entertainment — (continued)
Netflix, Inc.	Morgan Stanley	(569)	$(168,604)	$(184,111)	$(15,946)
News Corp., Class A	Morgan Stanley	(1,520)	(22,075)	(21,493)	524
Take-Two Interactive Software, Inc.	Morgan Stanley	(300)	(37,615)	(36,729)	788
Twitter, Inc.	Morgan Stanley	(2,018)	(86,527)	(64,677)	21,625

		(7,675)	(535,667)	(544,285)	(10,013)

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(803)	(60,612)	(68,504)	(8,199)
Eli Lilly & Co.	Morgan Stanley	(1,977)	(224,760)	(259,837)	(36,834)
Illumina, Inc.	Morgan Stanley	(384)	(115,515)	(127,388)	(12,174)
Incyte Corp.	Morgan Stanley	(578)	(44,269)	(50,471)	(6,317)
IQVIA Holdings, Inc.	Morgan Stanley	(534)	(82,273)	(82,508)	(449)
Mettler-Toledo International, Inc.	Morgan Stanley	(60)	(42,780)	(47,597)	(5,005)
PerkinElmer, Inc.	Morgan Stanley	(288)	(24,941)	(27,965)	(3,109)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(352)	(17,684)	(18,184)	(620)
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	(330)	(103,757)	(123,908)	(20,421)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(245)	(75,546)	(79,593)	(4,306)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(678)	(118,907)	(148,448)	(29,851)
Waters Corp.	Morgan Stanley	(169)	(36,162)	(39,487)	(3,419)
Zoetis, Inc.	Morgan Stanley	(640)	(77,899)	(84,704)	(8,041)

		(7,038)	(1,025,105)	(1,158,594)	(138,745)

Real Estate
American Tower Corp., REIT	Morgan Stanley	(996)	(226,845)	(228,901)	(3,782)
Crown Castle International Corp., REIT	Morgan Stanley	(1,080)	(157,300)	(153,522)	969
Digital Realty Trust, Inc., REIT	Morgan Stanley	(196)	(23,060)	(23,469)	(469)
Equinix, Inc., REIT	Morgan Stanley	(220)	(119,620)	(128,414)	(9,647)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(1,885)	(31,425)	(34,967)	(4,094)
Iron Mountain, Inc., REIT	Morgan Stanley	(757)	(24,640)	(24,125)	(18)
Regency Centers Corp., REIT	Morgan Stanley	(433)	(29,296)	(27,318)	1,649
SBA Communications Corp., REIT	Morgan Stanley	(294)	(71,785)	(70,851)	638
Simon Property Group, Inc., REIT	Morgan Stanley	(794)	(121,886)	(118,274)	1,627
SL Green Realty Corp., REIT	Morgan Stanley	(212)	(17,517)	(19,479)	(2,195)
Ventas, Inc., REIT	Morgan Stanley	(102)	(5,777)	(5,889)	(200)
Vornado Realty Trust, REIT	Morgan Stanley	(495)	(31,933)	(32,918)	(2,340)
Weyerhaeuser Co., REIT	Morgan Stanley	(1,934)	(53,025)	(58,407)	(6,177)

		(9,398)	(914,109)	(926,534)	(24,039)

Retailing
CarMax, Inc.	Morgan Stanley	(428)	(37,787)	(37,523)	166
Dollar Tree, Inc.	Morgan Stanley	(615)	(69,179)	(57,841)	11,159
L Brands, Inc.	Morgan Stanley	(711)	(12,445)	(12,883)	(684)
Lowe’s Cos., Inc.	Morgan Stanley	(1,363)	(160,677)	(163,233)	(2,974)
Macy’s, Inc.	Morgan Stanley	(802)	(13,692)	(13,634)	(280)
Nordstrom, Inc.	Morgan Stanley	(403)	(13,256)	(16,495)	(3,423)
O’Reilly Automotive, Inc.	Morgan Stanley	(83)	(35,431)	(36,376)	(1,641)
Tiffany & Co.	Morgan Stanley	(313)	(30,674)	(41,832)	(11,595)

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing — (continued)
Ulta Beauty, Inc.	Morgan Stanley	(145)	$(38,543)	$(36,705)	$1,737

		(4,863)	(411,684)	(416,522)	(7,535)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(1,792)	(62,061)	(82,181)	(20,282)
Analog Devices, Inc.	Morgan Stanley	(957)	(103,823)	(113,730)	(10,694)
Broadcom, Inc.	Morgan Stanley	(803)	(237,964)	(253,764)	(20,850)
Maxim Integrated Products, Inc.	Morgan Stanley	(707)	(42,066)	(43,488)	(1,870)
Microchip Technology, Inc.	Morgan Stanley	(690)	(65,457)	(72,257)	(7,223)
Micron Technology, Inc.	Morgan Stanley	(2,908)	(143,301)	(156,392)	(13,464)
NVIDIA Corp.	Morgan Stanley	(1,142)	(208,952)	(268,713)	(62,972)
QUALCOMM, Inc.	Morgan Stanley	(2,965)	(247,458)	(261,602)	(16,626)
Skyworks Solutions, Inc.	Morgan Stanley	(433)	(35,563)	(52,341)	(17,061)
Xilinx, Inc.	Morgan Stanley	(397)	(38,749)	(38,815)	(220)

		(12,794)	(1,185,394)	(1,343,283)	(171,262)

Software & Services
Adobe, Inc.	Morgan Stanley	(362)	(102,222)	(119,391)	(17,436)
Akamai Technologies, Inc.	Morgan Stanley	(424)	(38,844)	(36,625)	2,118
ANSYS, Inc.	Morgan Stanley	(107)	(23,285)	(27,543)	(5,178)
Autodesk, Inc.	Morgan Stanley	(570)	(86,823)	(104,572)	(17,977)
Cadence Design Systems, Inc.	Morgan Stanley	(400)	(26,977)	(27,744)	(921)
Citrix Systems, Inc.	Morgan Stanley	(339)	(32,892)	(37,595)	(4,908)
DXC Technology Co.	Morgan Stanley	(674)	(22,873)	(25,336)	(2,663)
Fidelity National Information Services, Inc.	Morgan Stanley	(1,230)	(162,716)	(171,081)	(9,210)
Fiserv, Inc.	Morgan Stanley	(1,492)	(160,166)	(172,520)	(12,771)
Fortinet, Inc.	Morgan Stanley	(444)	(34,686)	(47,401)	(12,807)
Gartner, Inc.	Morgan Stanley	(222)	(30,750)	(34,210)	(3,623)
Global Payments, Inc.	Morgan Stanley	(454)	(77,443)	(82,882)	(5,874)
Intuit, Inc.	Morgan Stanley	(660)	(171,186)	(172,874)	(2,134)
NortonLifeLock, Inc.	Morgan Stanley	(1,669)	(40,834)	(42,593)	(2,074)
PayPal Holdings, Inc.	Morgan Stanley	(1,174)	(122,265)	(126,992)	(5,045)
salesforce.com, Inc.	Morgan Stanley	(915)	(141,080)	(148,816)	(8,103)
ServiceNow, Inc.	Morgan Stanley	(424)	(117,973)	(119,704)	(2,038)
Synopsys, Inc.	Morgan Stanley	(384)	(52,981)	(53,453)	(610)
VeriSign, Inc.	Morgan Stanley	(305)	(57,770)	(58,767)	(1,148)

		(12,249)	(1,503,766)	(1,610,099)	(112,402)

Technology Hardware & Equipment
Corning, Inc.	Morgan Stanley	(2,030)	(61,070)	(59,093)	1,412
IPG Photonics Corp.	Morgan Stanley	(141)	(20,634)	(20,434)	146
Seagate Technology PLC (Ireland)	Morgan Stanley	(629)	(37,245)	(37,425)	(278)
Western Digital Corp.	Morgan Stanley	(769)	(47,741)	(48,808)	(1,573)

		(3,569)	(166,690)	(165,760)	(293)

Telecommunication Services
T-Mobile US, Inc.	Morgan Stanley	(110)	(8,587)	(8,626)	(62)

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	(123)	$(9,601)	$(9,619)	$(69)
FedEx Corp.	Morgan Stanley	(677)	(99,674)	(102,369)	(3,394)
Old Dominion Freight Line, Inc.	Morgan Stanley	(201)	(37,513)	(38,146)	(730)
United Parcel Service, Inc., Class B	Morgan Stanley	(95)	(11,272)	(11,121)	122

		(1,096)	(158,060)	(161,255)	(4,071)

Utilities
Alliant Energy Corp.	Morgan Stanley	(623)	(32,244)	(34,090)	(2,151)
Ameren Corp.	Morgan Stanley	(638)	(48,927)	(48,998)	(515)
American Electric Power Co., Inc.	Morgan Stanley	(1,282)	(116,936)	(121,162)	(5,427)
American Water Works Co., Inc.	Morgan Stanley	(469)	(58,900)	(57,617)	895
Atmos Energy Corp.	Morgan Stanley	(306)	(33,441)	(34,229)	(1,051)
CenterPoint Energy, Inc.	Morgan Stanley	(1,304)	(38,936)	(35,560)	2,899
CMS Energy Corp.	Morgan Stanley	(736)	(46,399)	(46,250)	(214)
Consolidated Edison, Inc.	Morgan Stanley	(862)	(78,546)	(77,985)	(281)
Dominion Energy, Inc.	Morgan Stanley	(767)	(60,497)	(63,523)	(3,877)
DTE Energy Co.	Morgan Stanley	(477)	(61,328)	(61,948)	(1,306)
Duke Energy Corp.	Morgan Stanley	(1,890)	(177,594)	(172,387)	2,958
Edison International	Morgan Stanley	(928)	(65,260)	(69,980)	(5,992)
Entergy Corp.	Morgan Stanley	(516)	(58,644)	(61,817)	(3,805)
Eversource Energy	Morgan Stanley	(840)	(69,238)	(71,459)	(3,285)
Exelon Corp.	Morgan Stanley	(1,928)	(89,437)	(87,898)	916
FirstEnergy Corp.	Morgan Stanley	(1,399)	(65,389)	(67,991)	(3,297)
NextEra Energy, Inc.	Morgan Stanley	(888)	(195,592)	(215,038)	(21,204)
NiSource, Inc.	Morgan Stanley	(969)	(28,180)	(26,977)	936
Pinnacle West Capital Corp.	Morgan Stanley	(292)	(27,212)	(26,260)	654
PPL Corp.	Morgan Stanley	(1,875)	(57,939)	(67,275)	(10,260)
Public Service Enterprise Group, Inc.	Morgan Stanley	(1,306)	(81,306)	(77,119)	3,361
Sempra Energy	Morgan Stanley	(709)	(100,685)	(107,399)	(7,663)
WEC Energy Group, Inc.	Morgan Stanley	(820)	(76,398)	(75,629)	87
Xcel Energy, Inc.	Morgan Stanley	(1,358)	(86,756)	(86,219)	(547)

		(23,182)	(1,755,784)	(1,794,810)	(58,169)

Total Reference Entity — Short			(12,905,874)	(13,625,810)	(827,502)

Net Value of Reference Entity			$(5,534,129)	$(5,790,028)	$(266,140)

*	Includes $(10,241) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized depreciation of $266,140, which are considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.